CONVERTIBLE NOTES	12 Months Ended
Aug. 31, 2023
Disclosure of detailed information about borrowings [abstract]
CONVERTIBLE NOTES [Text Block]

8. CONVERTIBLE NOTES

On June 30, 2017, the Company closed a private placement of $20 million aggregate principal amount of convertible senior subordinated notes due in 2022 (the "Convertible Notes"). The Convertible Notes bore interest at a rate of 6 7/8% per annum, payable in cash or at the election of the Company, in common shares of the Company or a combination of cash and common shares. During the year ended August 31, 2022 effective interest of $1,275 was recognized on the Convertible Notes.

On January 20, 2022, the Company announced the purchase and cancellation, on a private placement basis, of the $19.99 million of Convertible Notes then outstanding. The principal outstanding balance of these Convertible Notes was repaid through the issuance of 11,793,509 common shares, at a price of $1.695 per share. The Company purchased $11.99 million of the Convertible Notes from an affiliate of Kopernik Global Investors, LLC on February 4, 2022 and $8 million of the Convertible Notes from affiliates of Franklin Templeton Investments on February 10, 2022.